Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Organization
ORGANIZATION

IPALCO is a holding company incorporated under the laws of the state of Indiana. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments (88.4%) and CDPQ (11.6%). As of June 30, 2015, AES U.S. Investments is owned by AES U.S. Holdings, LLC (85%) and CDPQ (15%). IPALCO owns all of the outstanding common stock of IPL. Substantially all of IPALCO’s business consists of the generation, transmission, distribution and sale of electric energy conducted through its principal subsidiary, IPL. IPL was incorporated under the laws of the state of Indiana in 1926. IPL has approximately 480,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates two primarily coal-fired generating plants, one combination coal and gas-fired plant and two combustion turbines at a separate site that are all used for generating electricity. IPL’s net electric generation capacity for winter is 3,233 MW and net summer capacity is 3,115 MW.

ORGANIZATION

IPALCO is a holding company incorporated under the laws of the state of Indiana. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments and CDPQ, IPALCO’s new minority interest holder (see “Agreement to Sell Minority Interest in IPALCO” below for details). AES U.S. Investments is owned by AES (85%) and CDPQ (15%). IPALCO owns all of the outstanding common stock of IPL. Substantially all of IPALCO’s business consists of the generation, transmission, distribution and sale of electric energy conducted through its principal subsidiary, IPL.  IPL was incorporated under the laws of the state of Indiana in 1926. IPL has approximately 480,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates two primarily coal-fired generating plants, one combination coal and gas-fired plant and two combustion turbines at a separate site that are all used for generating electricity. IPL’s net electric generation capacity for winter is 3,241 MW and net summer capacity is 3,123 MW.

IPALCO’s other direct subsidiary is Mid-America. Mid-America is the holding company for IPALCO’s unregulated activities, which have not been material to the financial statements in the periods covered by this report. IPALCO’s regulated business is conducted through IPL. IPALCO has two business segments: utility and nonutility. The utility segment consists of the operations of IPL and everything else is included in the nonutility segment.

Agreement to Sell Minority Interest in IPALCO

On December 15, 2014, AES announced that it entered into an agreement with CDPQ, a long-term institutional investor headquartered in Quebec, Canada.  Pursuant to the agreement, on February 11, 2015 CDPQ purchased from AES 15% of AES U.S. Investments and 100 shares of IPALCO’s common stock were issued to CDPQ. In addition, CDPQ agreed to invest approximately $349 million in IPALCO through 2016, in exchange for a 17.65% equity stake, funding existing growth and environmental projects at IPL.

After completion of these transactions, CDPQ’s direct and indirect interests in IPALCO will total 30%, AES will own 85% of AES U.S. Investments, and AES U.S. Investments will own 82.35% of IPALCO.  There will be no significant change in management or operational control of AES U.S. Investments, IPALCO or IPL as a result of these transactions.

In connection with the initial closing under the agreement, CDPQ,  AES U.S. Investments, and IPALCO entered into a Shareholders’ Agreement. The Shareholders’ Agreement established the general framework governing the relationship between and among CDPQ and AES U.S. Investments, and their respective successors and transferees, as shareholders of IPALCO.  Pursuant to the Shareholders’ Agreement, the board of directors of IPALCO will initially consist of 11 directors, two nominated by CDPQ and 9 nominated by AES U.S. Investments. The Shareholders’ Agreement contains restrictions on IPALCO  making certain major decisions without the prior affirmative vote of a majority of the board of directors of IPALCO.  In addition, for so long as CDPQ holds at least 5% of IPALCO’s common shares, CDPQ will have review and consultation rights with respect to certain actions of IPALCO.  Certain transfer restrictions and other transfer rights apply to CDPQ and AES U.S. Investments under the Shareholders’ Agreement, including certain rights of first offer, drag along rights, tag along rights, put rights and rights of first refusal.

On February 11, 2015, in connection with the initial closing under the Subscription Agreement and the entry into the Shareholder’s Agreement, IPALCO submitted the Third Amended and Restated Articles of Incorporation for filing with the Indiana Secretary of State, as approved and adopted by the IPALCO Board. The purpose of the Third Amended and Restated Articles of Incorporation is to amend, among other things, Article VI of the Second Amended and Restated Articles of Incorporation of IPALCO in order to effectuate changes to the size and composition of the IPALCO Board in furtherance of the terms and conditions of the IPALCO Shareholder’s Agreement.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Organization
ORGANIZATION

IPL was incorporated under the laws of the state of Indiana in 1926. All of the outstanding common stock of IPL is owned by IPALCO. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments and CDPQ. IPL is engaged primarily in generating, transmitting, distributing and selling electric energy to approximately 480,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates two primarily coal-fired generating plants, one combination coal and gas-fired plant and two combustion turbines at a separate site that are all used for generating electricity. IPL’s net electric generation capacity for winter is 3,233 MW and net summer capacity is 3,115 MW.

IPL Funding is a special-purpose entity and a wholly-owned subsidiary of IPL and is included in the consolidated financial statements of IPL. IPL formed IPL Funding in 1996 to sell, on a revolving basis, up to $50 million of the retail accounts receivable and related collections of IPL to third-party purchasers in exchange for cash.

ORGANIZATION

IPL was incorporated under the laws of the state of Indiana in 1926. All of the outstanding common stock of IPL is owned by IPALCO. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments and CDPQ, IPALCO’s new minority interest holder. AES U.S. Investments is owned by AES (85%) and CDPQ (15%).  IPL is engaged primarily in generating, transmitting, distributing and selling electric energy to approximately 480,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana, with the most distant point being approximately forty miles from Indianapolis. IPL has an exclusive right to provide electric service to those customers. IPL owns and operates two primarily coal-fired generating plants, one combination coal and gas-fired plant and two combustion turbines at a separate site that are all used for generating electricity. IPL’s net electric generation capacity for winter is 3,241 MW and net summer capacity is 3,123 MW.

IPL Funding is a special-purpose entity and a wholly-owned subsidiary of IPL and is included in the audited Consolidated Financial Statements of IPL. IPL formed IPL Funding in 1996 to sell, on a revolving basis, up to $50 million of the retail accounts receivable and related collections of IPL to third-party purchasers in exchange for cash (see Accounts Receivable Securitization in Note 9, “Indebtedness”).